Dividend Plus+ Income Fund (the “Fund”)

Supplement dated September 28, 2015 to the Prospectus dated December 30, 2014

Effective September 28, 2015, the name of the Fund is changed to the MAI Managed Volatility Fund.

For more information, please contact a Fund customer service representative at (877) 414-7884 (toll free).

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PLEASE RETAIN FOR FUTURE REFERENCE.

244-PSA-0915

Dividend Plus+ Income Fund (the “Fund”)

Supplement dated September 28, 2015 to the Statement of Additional Information dated
December 30, 2014, as supplemented on April 15, 2015

Effective September 28, 2015, the name of the Fund is changed to the MAI Managed Volatility Fund.

For more information, please contact a Fund customer service representative at (877) 414-7884 (toll free).

*           *           *

PLEASE RETAIN FOR FUTURE REFERENCE.